Equity Capital Structure and Equity Incentive Plan:	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Equity Capital Structure and Equity Incentive Plan:

9. Equity Capital Structure and Equity Incentive Plan:

The Company’s authorized common and preferred stock consists of 450,000,000 common shares and 50,000,000 preferred shares, of which 1,000,000 are authorized as Series A Convertible Preferred Shares. As of December 31, 2024 and 2025, the Company had a total of 10,553,399 common shares and 10,418,859 common shares outstanding, respectively, and nil Series A Convertible Preferred Shares issued and outstanding as of each date, each with a par value of USD 0.001 per share. The above outstanding common share counts are presented net of shares repurchased under the Company’s common share repurchase programs. As of December 31, 2024 and 2025, these repurchased shares had not been cancelled and were held as treasury shares, accordingly, they were excluded from the Company’s common shares outstanding. As of December 31, 2025, there were no detachable warrants outstanding.

On October 13, 2020, the Company announced the closing of its offering of 200,000 units at an offering price of $25.00 per Unit (the “Offering”). Each Unit was immediately separable into one 7.75% Series A Convertible Preferred Share and eight (8) detachable Warrants, each warrant exercisable for one common share, for a total of up to 1,600,000 common shares of the Company. Each Warrant was exercisable at an initial exercise price of $5.60 per share at any time prior to October 13, 2025 or, in case of absence of an effective registration statement, on a cashless basis based on a formula. Any Warrants that remained unexercised on October 13, 2025, expired worthless on that date. The Series A Convertible Preferred Shares were not redeemable at the option of the holders, did not have a stated redemption date, and were redeemed by the Company after October 13, 2023 at the liquidation preference of $25.00 per share in cash. On June 20, 2024, the Company redeemed 100,000 Series A Convertible Preferred Shares for $2.5 million in cash, and on October 20, 2024, the Company redeemed all remaining outstanding Series A Convertible Preferred Shares for an aggregate payment of $7.6 million in cash. Accordingly, no Series A Convertible Preferred Shares were outstanding as of December 31, 2024 and 2025.

The Series A Convertible Preferred Shares were classified within stockholders’ equity and the embedded conversion and redemption features were not bifurcated under ASC 815, Derivatives and Hedging.

Dividends on the Series A Convertible Preferred Shares were cumulative from and including the date of original issuance in the amount of $1.9375 per share each year, which is equivalent to 7.75% of the $25.00 liquidation preference per share. Dividends on the Series A Convertible Preferred Shares were paid monthly in arrears starting November 20, 2020, to the extent declared by the Board of Directors of the Company, through their redemption during 2024.

As compensation, the Company issued underwriter’s warrants pursuant to the October 8, 2020 Underwriting Agreement and accounted for these awards under ASC 718, Compensation—Stock Compensation, classified within stockholders’ equity.

In July 2021, the Company completed a follow-on public offering of additional Series A Convertible Preferred Shares, which formed a single series with and had the same terms and conditions as the Series A Convertible Preferred Shares issued on October 13, 2020.

During 2023, an aggregate of 45,842 of Series A Convertible Preferred Shares were converted into 204,819 registered common shares of the Company while no Warrants were exercised. At December 31, 2023, the Company had 403,631 outstanding Series A Convertible Preferred Shares and 1,591,062 detachable Warrants (excluding 4,683 underwriter’s Warrants to purchase 4,683 Series A Convertible Preferred Shares and 3,460 underwriter’s warrants to purchase 3,460 common shares which were outstanding as of December 31, 2023). During 2024, an aggregate of 460 of Series A Convertible Preferred Shares were converted into 2,053 registered common shares of the Company while no Warrants were exercised.

On June 20, 2024, the Company paid $2,500 for the redemption of 100,000 shares of its Series A Cumulative Convertible Preferred Stock. Upon this redemption, 100,000 PXSAP shares were cancelled by the Company.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share

9. Equity Capital Structure and Equity Incentive Plan: – Continued:

On October 20, 2024, the Company fully redeemed all the outstanding shares of its Series A Convertible Preferred Shares for $7.6 million. Upon these redemptions, all the outstanding PXSAP shares were cancelled by the Company and cash dividends in respect of these shares were no longer payable. As the fair value of the PXSAP redemption was greater than the carrying amount, a retained earnings reduction of $2.68 million was recognized as a deemed dividend to the preferred shareholders in connection with the full PXSAP redemption. The Company’s obligation to pay dividends in respect of these shares ceased.

During the fourth quarter of 2024, non-tradable underwriter’s Warrants of 1,474 were exercised resulting in the issuance of 1,403 warrants to purchase 1,403 common shares.

At December 31, 2024, the Company had 1,592,465 detachable Warrants (excluding non-tradable underwriter’s common stock purchase warrants to purchase 109,129 common shares, of which 107,143 and 1,986 underwriter’s warrants had exercise prices of $8.75 and $5.60, respectively, and 4,683 underwriter’s Warrants to purchase 4,683 Series A Convertible Preferred Shares that remained outstanding as of December 31, 2024).

On October 13, 2025, the 1,592,465 detachable warrants (formerly NASDAQ Cap Mkts: PXSAW) issued in connection with the October 2020 Offering expired worthless in accordance with their original terms and ceased to trade on Nasdaq. No common shares were issued and no cash or non-cash proceeds were received by the Company as a result of the expiration. The expiration had no impact on the Company’s share capital or additional paid-in capital.

The Company has also issued to the placement agent 107,143 non-tradable warrants to purchase common shares, which became exercisable one hundred eighty (180) days after the closing date, or on August 23, 2021, and expired on the five-year anniversary of the closing date, or on February 24, 2026. These warrants remained outstanding with no exercises or other activity during the year ended December 31, 2025, and expired on February 24, 2026.

During the months of January through December 2023 and 2024 the Company declared and paid monthly cash dividends of $0.1615 per share for each outstanding Series A Convertible Preferred Share, which aggregated for the year ended to $797 and $586, respectively. No dividends were declared or paid on the Series A Convertible Preferred Shares during 2025 following the full redemption in October 2024.

On May 11, 2023, the Company’s Board authorized a common share repurchase program of up to $2.0 million for a period of six months through open market transactions. In November 2023, the Board of Directors authorized a six-month extension of the Repurchase Program through May, 2024. In May 2024, the Board of Directors authorized an increase of $1.0 million in incremental repurchase authority under the Repurchase Program, and also extended the program through May 16, 2025. During the year ended December 31, 2023, the Company repurchased 331,591 common shares at an average price of $3.68 per share, excluding brokerage commissions, utilizing $1.2 million under the authorized $2.0 million repurchase program. During the year ended December 31, 2024, the Company repurchased 331,558 common shares at an average price of $4.39 per share, excluding brokerage commissions, utilizing $1.5 million under the authorized $3.0 million repurchase program, as increased in May 2024.

On January 30, 2025, the Company fully utilized the remaining availability under the Company’s previously authorized $3.0 million common share repurchase program. From January 1, 2025 through January 30, 2025, the Company repurchased 67,534 common shares in the open market at an average price of $3.91 per share, excluding brokerage commissions, for an aggregate purchase price of $0.264 million. Since summer 2023, the Company has repurchased an aggregate of 730,683 common shares in the open market at an average cost of $4.03 per share, excluding commissions. As of January 30, 2025, no amounts remained available under the prior repurchase authorization.

In October 2015, the Company’s Board approved, and the Company adopted the Pyxis Tankers Inc. 2015 EIP for common shares (the “Plan” or “EIP”). The maximum aggregate number of shares of common stock that may be delivered pursuant to awards granted under the Plan during the ten-year term of the Plan will be 15% of the then-issued and outstanding number of shares of the Company’s common stock under the EIP. The Company’s employees, officers, directors and service providers are entitled to receive options to acquire the Company’s common stock. The EIP is administered by the Nominating and Corporate Governance Committee of the Company’s Board or such other committee of the Board as may be designated by the Board. Under the terms of the EIP, the Company’s Board is able to grant, (a) non-qualified stock options, (b) stock appreciation rights, (c) restricted stock, (d) restricted stock units, (e) unrestricted stock grants, (f) other equity-based or equity-related awards and (g) dividend equivalents. No award may be granted under the EIP after the tenth anniversary of the date the EIP was adopted by the Company’s Board.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share

9. Equity Capital Structure and Equity Incentive Plan: – Continued:

On May 11, 2023, the Company’s Nominating & Corporate Governance Committee approved the grant of a total of 55,000 restricted common shares to certain employees, board members and Company affiliates under the EIP. The restricted shares had vesting periods up to November 2024. The fair value of the restricted shares based on the closing price on the grant date was $201.

In November 2024, the Company’s Board of Directors approved the issuance of a total of 72,500 restricted common shares under the existing EIP to certain employees, board members and Company affiliates. The restricted shares had a vesting period of 12 months, which ended in November 2025. During 2025, 71,500 restricted common shares vested and 1,000 restricted common shares were forfeited upon employee departures prior to vesting. The fair value of the restricted shares based on the closing price on the grant date was $301. The total fair value of the 71,500 restricted common shares that vested during 2025, based on the closing price of the Company’s common shares on the vesting date, was $187.

On November 19, 2025, the Company’s Board of Directors authorized the repurchase of up to $3.0 million of the Company’s common shares for a period of up to one year. Repurchases may be made from time to time at the Company’s discretion in open market transactions, privately negotiated transactions, accelerated share repurchase programs or a combination of these methods. The actual amount and timing of repurchases are subject to capital availability, market conditions and the Company’s determination that repurchases are in the best interests of its shareholders. From November 19, 2025 through December 31, 2025, the Company repurchased 67,004 common shares in the open market at an average price of $2.95 per share, excluding commissions, for an aggregate purchase price of $0.2 million. This authorization expires in November 2026.

Non–cash charges of $171, $62 and $263 were recognized ratably from the grant date over the vesting period as compensation cost in General and administrative expenses of the accompanying Consolidated Statements of Comprehensive Income for the years ended December 31, 2023, 2024 and 2025, respectively. As of December 31, 2023, 2024 and 2025, the total unrecognized cost relating to restricted share awards was $30, $254 and nil, respectively, and the weighted average period for the non-vested awards was nine months and eleven months as of December 31, 2023 and 2024, respectively.

Restricted stock activity during the year ended December 31, 2025 is analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2024	72,500	$4.15
Granted	—	—
Vested	(71,500)	4.15
Forfeited or expired	(1,000)	4.15
Outstanding at December 31, 2025	—	$—

The fair value of the restricted shares has been determined with reference to the closing price of the Company’s stock on the date the agreements were signed. The aggregate compensation cost is being recognized ratably in the Consolidated Statements of Comprehensive Income over the respective vesting periods.